FINANCIAL INCOME (EXPENSES), NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
FINANCIAL INCOME (EXPENSES), NET [Abstract]
Bank charges	$ (168)	$ (113)	$ (62)
Income (expenses) related to hedging activity	$ 2,085	$ 3,294	(102)
Interest expenses			(262)
Share based compensation related to warrants granted in connection with credit line			(273)
Exchange rate loss	$ (2,082)	$ (1,452)	(58)
Total income (expenses)	(165)	1,729	(757)
Interest income	242	415	154
Total financial income (expenses), net	$ 77	$ 2,144	$ (603)